24. PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions contingent liabilities and contingent assets [Abstract]
Schedule of provision for contingencies

Balance breakdown

	Type	2020	2019
	Labor
(i)	Overtime	659,318	855,722
(ii)	Indemnities	222,153	299,096
(iii)	Sundry premiums	253,173	221,743
(iv)	Stability/reintegration	194,122	215,449
(v)	Additional post-retirement benefits	103,274	108,827
(vi)	Salary differences and related effects	88,102	101,573
(vii)	Lawyer/expert fees	87,143	51,193
(viii)	Severance pay	31,394	38,261
(ix)	Labor fines	28,420	30,399
(x)	Employment relationship	20,636	18,758
(xi)	Severance Pay Fund (FGTS)	15,977	13,306
(xii)	Joint liability	5,465	3,100
(xiii)	Other claims	87,443	93,605
	Total	1,796,620	2,051,032

	Tax
(i)	State VAT (ICMS)	781,249	746,481
(ii)	Tax on services (ISS)	71,394	69,208
(iii)	INSS (joint liability, fees, and severance pay)	36,927	23,847
(iv)	Real Estate Tax (IPTU)	150,223	150,223
(v)	Other claims	185,624	61,189
	Total	1,225,417	1,050,948

	Civil
(i)	ANATEL	1,264,321	570,283
(ii)	Corporate	338,932	397,946
(iii)	Small claims courts	97,973	118,910
(iv)	Other claims	1,087,200	1,062,561
	Total	2,788,426	2,149,700

	Total provisions	5,810,463	5,251,680
	Current	781,942	547,996
	Non-current	5,028,521	4,703,684

Schedule of activities in provision for contingencies

Summary of movements in provision balances

	Labor	Tax	Civil	Total
Balance at January 1, 2019	1,457,181	650,083	2,931,456	5,038,720
Monetary corrections (i)	485,049	60,688	1,074,641	1,620,378
Additions/(reversals) (i)	316,182	1,002,827	(1,102,571)	216,438
Write-offs for payment/terminations	(207,380)	(666,563)	(753,826)	(1,627,769)
Reclassified from held-for-sale assets		3,913		3,913
Balance at December 31, 2019	2,051,032	1,050,948	2,149,700	5,251,680
Monetary corrections	107,884	177,360	605,995	891,239
Additions/(reversals)	(25,432)	(7,188)	614,767	582,147
Write-offs for payment/terminations	(333,731)	21,721	(539,962)	(851,972)
Foreign exchange differences abroad		1,301		1,301
Transfer to held for sale	(3,133)	(18,725)	(42,074)	(63,932)
Balance at December 31, 2020	1,796,620	1,225,417	2,788,426	5,810,463

(i)	The Company continuously monitors its proceedings and revised the calculation methodology of provision estimates, taking into consideration the new profile and history of legal proceeding terminations, in the context of the JRP, as well as in the assessment of the risk of loss carried out by Management supported by its legal advisors.

Schedule of breakdown of contingent liabilities

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2020	2019
Labor	299,178	797,927
Tax	28,419,340	28,416,097
Civil	2,464,987	1,667,900
Total	31,183,505	30,881,924